STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
STOCK-BASED COMPENSATION
Schedule Of Stock-based compensation consists
	Year Ended
	December 31,	December 31,	December 31,
Type of Security	2022	2021	2020
Price Appreciation Certificates	$1,049,965	$599,784	$3,152,249
Options issued to outside directors and consultants	94,997	59,979	139,268
Common stock issued for services	97,400	57,400	191,250
Totals	$1,242,362	$717,163	$3,482,767

Summary of compensatory securities activity
Common stock equivalent	Price Appreciation Certificates	Options	Total
Number outstanding at December 31, 2018	362,400,000	33,140,000	395,540,000
Granted	123,700,000	22,950,000	146,650,000
Cancelled	-	-	-
Number outstanding at December 31, 2019	486,100,000	56,090,000	542,190,000
Granted	158,000,000	9,500,000	167,500,000
Cancelled	(138,700,000)	(8,450,000)	(147,150,000)
Number outstanding at December 31, 2020	505,400,000	57,140,000	562,540,000
Granted	60,000,000	6,000,000	66,000,000
Cancelled	(15,000,000)	(5,250,000)	(20,250,000)
Number outstanding at December 31, 2021	550,400,000	57,890,000	608,290,000
Granted	105,000,000	9,500,000	114,500,000
Cancelled	(66,000,000)	(18,190,000)	(84,190,000)
Number outstanding at December 31, 2022	589,400,000	49,200,000	638,600,000

Schedule Of stock options
	2022	2021	2020
Volatility	370.90%	319.60%	228.0%-260.7%
Expected life	5 years	5 years	5 years
Risk-free rate	1.74%	0.56%	0.29% - 0.66%
Dividend yield	-	-	-
Forfeiture rate	0%	0%	0%
Stock Price at Valuation	$0.01	$0.01	$0.01 - $0.02
Exercise Price	$0.01	$0.01	$0.01